Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary stock, shares par value	$ 0.004	$ 0.004
Ordinary stock, shares authorized	1,000,000,000	1,000,000,000
Ordinary stock, shares issued	63,711,562	62,299,897
Ordinary stock, shares outstanding	63,711,562	62,299,897